BUSINESS SEGMENT INFORMATION	Dec. 31, 2021
Nine-months Ended September 30
BUSINESS SEGMENT INFORMATION

NOTE 8 – BUSINESS SEGMENT INFORMATION

As of September 30, 2022, the Company operated in two reportable segments (Corporate and Health Supplements) supported by a corporate group which conducts activities that are non-segment specific. The following table presents selected financial information about the Company’s reportable segments for the nine months ended September 30, 2022.

	CONSOLIDATED	HEALTH SUPPLEMENTS		CORPORATE
		BergaMet	UBN
Revenue	1,668,105	1,668,105	-	-
Less Selling Fees	(235,255)	(235,255)
Cost of Revenue	382,038	382,038	-	-
Long-lived Assets	732,030	193,260	538,771	-
Gain (Loss) Before Income Tax	(1,026,538)	(83,534)	(313)	(942,691)
Identifiable Assets	1,866,442	1,866,442	-	-
Depreciation and Amortization	329	329	-	-

Year Ended December 31
BUSINESS SEGMENT INFORMATION

NOTE 10 – BUSINESS SEGMENT INFORMATION

As of December 31, 2021, the Company operated in two reportable segments (Corporate and Health Supplements) supported by a corporate group which conducts activities that are non-segment specific. The following table presents selected financial information about the Company’s reportable segments for the Year ended December 31, 2021.

	CONSOLIDATED	HEALTH SUPPLEMENTS		CORPORATE
		BergaMet	UBN
Revenue	1,676,598	1,676,598	-	-
Less Selling Fees	(210,816)	(210,816)
Cost of Revenue	770,704	770,704	-	-
Long-lived Assets	715,140	212,413	502,727	-
Gain (Loss) Before Income Tax	(1,975,971)	(701,833)	(136,308)	(1,137,830)
Identifiable Assets	2,092,341	2,092,341	-	-
Depreciation and Amortization	5,100	5,100	-	-

As of December 31, 2021, the Company operated in two reportable segments (Corporate and Health Supplements) supported by a corporate group which conducts activities that are non-segment specific. The following table presents selected financial information about the Company’s reportable segments for the Quarter ended December 31, 2021.

	CONSOLIDATED	HEALTH SUPPLEMENTS		CORPORATE
		BergaMet	UBN
Revenue	766,372	766,372	-	-
Less Selling Fees	(94,783)	(94,783)
Cost of Revenue	623,248	623,248	-	-
Long-lived Assets	715,140	212,413	502,727	-
Gain (Loss) Before Income Tax	(1,975,971)	(701,833)	(136,308)	(1,137,830)
Identifiable Assets	2,092,341	2,092,341	-	-
Depreciation and Amortization	1,275	1,275	-	-